RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule Receivables	Receivables consist of the following:

	December 31, 2021	December 31, 2020
Trade receivables	$20,540	$16,616
Other receivables	153	—
Total receivables	$20,693	$16,616